Cover	Sep. 24, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2019
Entity File Number	001-32903
Entity Registrant Name	Western Union CO
Entity Central Index Key	0001365135
Entity Tax Identification Number	20-4531180
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7001 East Belleview Avenue
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	866
Local Phone Number	405-5012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	WU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	N/A